Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share — Basic and Diluted

For the years ended December 31,	2019	2018	2017
Earnings (Loss) From:
Continuing Operations	2,194	(2,916)	2,268
Discontinued Operations	-	247	1,098
Net Earnings (Loss)	2,194	(2,669)	3,366

Basic – Weighted Average Number of Shares (millions)	1,228.8	1,228.8	1,102.5
Dilutive Effect of Cenovus NSRs	0.6	0.4	-
Diluted – Weighted Average Number of Shares	1,229.4	1,229.2	1,102.5

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	1.78	(2.37)	2.06
Discontinued Operations	-	0.20	0.99
Net Earnings (Loss) Per Share	1.78	(2.17)	3.05